Retirement Benefit Obligation - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R) year	Jun. 30, 2018 ZAR (R) year	Jun. 30, 2017 year
Employee Benefits [Abstract]
Discount rate	9.70%	9.80%	10.00%
Increases in employer subsidies (as a percent)	0.00%
Retirement age (in years) | year	60	60	60
Medical inflation rate	7.80%	7.90%	8.00%
Retirement benefit costs | R	R 766	R 638
Subsidy for every completed year of employment (as a percent)	2.00%
Maximum subsidy to be paid (as a percent)	50.00%
Expected employed members that will be married at retirement or earlier death (as a percent)	90.00%
Expected age gap between husbands and their younger wives (term)	4 years
Expected contributions to the benefit plan in 2020 | R	R 13
Weighted average duration of the defined benefit obligation | year	13.8